Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended		48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023 $ / Perbarrel	Sep. 30, 2022 $ / Perbarrel	Sep. 30, 2027 $ / Perbarrel	Sep. 30, 2026 $ / Perbarrel	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario | $							$ 738	$ 726
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					72	56
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			88	71
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			114
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					77
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					42
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			29
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.80%	5.60%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	5.10%	3.90%
Canada GDP growth rate [member] | Above Pre Shock Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.20%
U.S. GDP growth rate [member] | Above Pre Shock Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.40%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(1.00%)	0.10%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					5.20%	4.10%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					9.50%
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(30.00%)
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					4.20%